Commercial Paper and Long-Term Debt (Effect of Changes in Fair Value of Fair Value Hedges) (Details) (USD $) In Millions	12 Months Ended
Dec. 31, 2010
Commercial Paper and Long-Term Debt
Hedge loss recognized in interest expense	$ (58)
Hedged item gain recognized in interest expense	58
Net impact on the Company's Consolidated Statement of Operations	$ 0